Subsequent Events (Details Textuals 2) (USD $)	3 Months Ended			1 Months Ended		9 Months Ended		1 Months Ended		1 Months Ended			9 Months Ended
	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2012 Subsequent Event [Member] Common Stock [Member]	Oct. 01, 2012 Subsequent Event [Member] Common Stock [Member]	Sep. 30, 2012 Subsequent Event [Member] Line of Credit [Member]	Sep. 30, 2012 Senior Notes [Member] Senior Debt $750M Maturing August 2042 [Member] Subsequent Event [Member]	Oct. 31, 2012 Senior Notes [Member] Debt Remarketing Series C Tranche 1 [Member] Subsequent Event [Member]	Oct. 04, 2012 Senior Notes [Member] Debt Remarketing Series C Tranche 1 [Member] Subsequent Event [Member]	Oct. 31, 2012 Senior Notes [Member] Debt Remarketing Series C Tranche 2 [Member] Subsequent Event [Member]	Oct. 04, 2012 Senior Notes [Member] Debt Remarketing Series C Tranche 2 [Member] Subsequent Event [Member]	Oct. 31, 2012 Senior Notes [Member] Debt Remarketing Series C [Member] Subsequent Event [Member]	Sep. 30, 2012 Secured Debt [Member] Subsequent Event [Member]	Sep. 30, 2012 Secured Debt [Member] Subsequent Event [Member] MRC [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount							$ 750,000,000
Debt Instrument, Maturity Date							Aug. 31, 2042	Dec. 15, 2017		Dec. 15, 2022
Debt Instrument, Interest Rate, Stated Percentage							4.125%		1.756%		3.048%
Debt Issuance Costs Incurred and Capitalized							7,000,000
Line of Credit Facility, Maximum Borrowing Capacity						1,000,000,000
Line of Credit Facility, Expiration Date						43008
Fees associated with credit facilities						4,000,000
Partial repurchase													451,000,000
Debt Instrument, Issuance Date														39447
Debt Instrument, Principal Outstanding														1,400,000,000
Proceeds from remarketing common equity units												0
Proceeds from issuance of common stock	$ 2,966,000,000			$ 1,000,000,000
Common stock, shares issued		1,061,150,915	989,031,704		28,231,956